Consolidated Schedule of Investments (unaudited)
July 31, 2026
iShares® Bloomberg Roll Select Commodity Strategy ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Certificates of Deposit
Columbia Funding Co. LLC, 3.71%, 08/10/26	$5,090	$5,084,766
Disney (Walt) Co. (The), 3.78%, 10/01/26	6,295	6,254,294
Eaton Capital Unltd Co.
3.89%, 08/03/26	4,720	4,718,469
3.92%, 08/06/26	2,300	2,298,500
Enbridge US, Inc., 3.98%, 08/17/26	1,510	1,507,171
Extra Space Storage LP
3.97%, 08/13/26	2,785	2,781,014
4.01%, 08/20/26	3,910	3,901,306
Ionic Funding LLC, 3.81%, 08/12/26	6,430	6,421,848
Mitsubishi HC Cap Amer, 4.02%, 08/17/26	4,400	4,391,665
MUFG Securities Canada Ltd., 3.75%, 08/12/26	4,010	4,004,994
Overwatch Alpha Funding LLC, 3.79%, 09/01/26	6,640	6,617,682
PPG Industries, Inc., 3.99%, 08/27/26	6,730	6,709,930
Tokeneke Funding Co. LLC, 3.87%, 09/09/26	6,210	6,183,389
Total Certificates of Deposit — 10.8% (Cost: $60,876,954)		60,875,028
Commercial Paper
Alimentation Couche-Tard, Inc., 3.99%, 10/06/26	5,160	5,121,949
American Honda Finance Corp.
3.92%, 08/10/26	1,415	1,413,459
3.94%, 08/18/26	6,600	6,587,037
3.97%, 08/24/26	1,415	1,411,265
BAY Cube Funding LLC, 3.81%, 09/14/26	6,560	6,528,922
Bay Square Funding LLC
3.71%, 08/10/26	2,100	2,097,841
3.81%, 09/18/26	4,560	4,536,460
Bayerische Landesbank/New York, 3.69%, 08/18/26	6,520	6,507,993
Britannia FDG Co., 3.89%, 10/19/26	1,830	1,814,303
Bunge Ltd Finance Corp., 3.92%, 08/03/26	4,050	4,048,676
Bunge Ltd. Fin Corp., 4.01%, 08/18/26	485	484,029
Bunge Ltd. Fin Corp.
3.98%, 08/12/26	4,105	4,099,563
4.02%, 08/20/26	986	983,802
Compo Funding Co. LLC, 3.95%, 10/07/26	10,400	10,323,072
Eaton Capital ULC, 3.90%, 08/04/26	3,485	3,483,490
Eli Lilly & Co., 3.64%, 08/04/26	3,190	3,188,711
Extra Space Storage LP, 4.00%, 08/25/26	3,530	3,520,218
Fidelity National Information Services, Inc.
3.92%, 08/06/26	5,155	5,151,638
3.95%, 08/13/26	3,855	3,849,514
3.95%, 08/14/26	1,660	1,657,454
3.98%, 08/21/26	4,900	4,888,656
Glencore Funding LLC
3.88%, 08/04/26	2,275	2,274,020
3.88%, 08/05/26	2,085	2,083,877
4.00%, 09/01/26	5,460	5,440,677
Glencove Funding LLC, 3.72%, 08/06/26	6,550	6,545,940
Haleon U.K. Capital PLC, 4.10%, 08/26/26	1,395	1,390,880
Hyundai Capital America, 3.90%, 08/12/26	6,090	6,082,093
Intercontinental Exchange, Inc., 4.03%, 08/06/26	4,055	4,052,279
Intrepid Funding Co. LLC, 3.81%, 09/17/26	8,260	8,218,237
Ionic Funding LLC
3.87%, 08/21/26	3,770	3,761,501
3.90%, 09/21/26	4,130	4,106,854
Lexington Parker Cap Co. LLC, 3.85%, 09/10/26	6,030	6,003,647
Lseg U.S. Fin Corp.
3.99%, 08/28/26	6,140	6,121,018
Security	Par (000)	Value
3.99%, 09/14/26	$925	$920,410
Mackinac Funding Co. LLC, 3.84%, 10/02/26	4,720	4,688,480
Macquarie Group Ltd., 3.99%, 10/19/26	6,580	6,522,145
Mars, Inc., 3.75%, 09/02/26	3,530	3,517,918
Mizuho Bank Ltd./Singapore, 3.71%, 08/11/26	6,470	6,462,671
Mont Blanc Capital Corp., 3.88%, 10/20/26	6,560	6,503,292
National Grid North America, Inc.
3.97%, 09/02/26	2,775	2,764,937
3.99%, 09/09/26	2,035	2,026,023
National Securities Clearing Corp., 3.66%, 08/05/26	1,100	1,099,442
Norfina Ltd., 3.81%, 10/13/26	7,000	6,945,572
NTT Finance Americas, Inc., 3.81%, 08/12/26	5,565	5,557,939
Nutrien Ltd.
3.96%, 08/07/26	3,155	3,152,571
3.99%, 08/14/26	2,785	2,780,685
4.02%, 08/21/26	680	678,410
Overwatch Alpha Funding LLC, 3.89%, 10/26/26	3,940	3,903,304
Overwatch Bravo Funding LLC
3.75%, 08/20/26	6,650	6,636,179
3.80%, 09/02/26	4,000	3,986,133
Penske Truck Leasing Co. LP
4.07%, 08/17/26	3,045	3,039,153
4.20%, 10/08/26	4,990	4,950,184
Reliance Funding Co. LLC
3.83%, 09/03/26	3,990	3,975,632
3.83%, 09/10/26	1,680	1,672,696
3.84%, 09/16/26	3,775	3,756,167
Resolute Funding Co. LLC, 3.71%, 08/10/26	5,220	5,214,632
Spire, Inc.
3.91%, 08/05/26	1,910	1,908,964
3.92%, 08/06/26	2,105	2,103,627
3.95%, 08/12/26	2,965	2,961,102
3.98%, 08/17/26	955	953,211
3.99%, 08/19/26	1,925	1,920,959
Verizon Communications, Inc.
3.98%, 08/17/26	3,330	3,323,761
3.98%, 08/26/26	5,745	5,728,543
WEC Energy Group, Inc.
3.99%, 08/20/26	4,265	4,255,565
4.00%, 08/21/26	6,570	6,554,720
Total Commercial Paper — 46.0% (Cost: $258,236,910)		258,244,102
U.S. Treasury Obligations(a)
U.S. Treasury Bills
3.66%, 08/13/26	15,000	14,984,979
3.68%, 08/11/26	50,000	49,959,926
3.69%, 09/01/26	7,700	7,677,515
3.69%, 09/29/26	12,000	11,929,890
3.75%, 09/22/26	10,000	9,948,839
3.75%, 10/06/26	31,500	31,294,816
3.76%, 10/01/26	34,000	33,795,276
3.77%, 10/08/26	7,000	6,952,827
3.85%, 10/20/26	15,000	14,880,617
Total U.S. Treasury Obligations — 32.3% (Cost: $181,386,695)		181,424,685

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Bloomberg Roll Select Commodity Strategy ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(b)(c)	32,260,000	$32,260,000
Total Money Market Funds — 5.7% (Cost: $32,260,000)		32,260,000
Total Investments — 94.8% (Cost: $532,760,559)		532,803,815
Other Assets Less Liabilities — 5.2%		28,970,264
Net Assets — 100.0%		$561,774,079

(a)	Rates are discount rates or a range of discount rates as of period end.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$21,030,000	$11,230,000 (a)	$—	$—	$—	$32,260,000	32,260,000	$1,152,699	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Bloomberg Roll Select Commodity Index	16,403	09/16/26	$560,687	$(6,752,918)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Bloomberg Roll Select Commodity Strategy ETF

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Short-Term Securities
Certificates of Deposit	$—	$60,875,028	$—	$60,875,028
Commercial Paper	—	258,244,102	—	258,244,102
U.S. Treasury Obligations	—	181,424,685	—	181,424,685
Money Market Funds	32,260,000	—	—	32,260,000
	$32,260,000	$500,543,815	$—	$532,803,815
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(6,752,918)	$—	$—	$(6,752,918)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.